CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Goodwill and intangible assets with indefinite useful lives	€ 31,986	€ 30,994
Other intangible assets	22,379	20,625
Property, plant and equipment	45,011	37,687
Equity method investments	9,100	8,070
Non-current financial assets	3,294	3,269
Other non-current assets and prepaid expenses	9,661	7,694
Deferred tax assets	4,371	2,152
Tax receivables	227	117
Total Non-current assets	126,029	110,608
Inventories	20,861	21,414
Assets sold with a buy-back commitment	1,938	1,328
Trade receivables	5,506	6,426
Tax receivables	1,411	802
Other current assets and prepaid expenses	12,973	10,288
Current financial assets	3,872	6,830
Cash and cash equivalents	34,100	43,669
Assets held for sale	917	763
Total Current assets	81,578	91,520
Total Assets	207,607	202,128
Equity
Equity attributable to owners of the parent	81,692	81,693
Non-controlling interests	423	427
Total Equity	82,115	82,120
Liabilities
Long-term debt	25,028	20,001
Other non-current financial liabilities	15	21
Other non-current liabilities	5,980	8,065
Non-current provisions	8,860	7,744
Employee benefits liabilities	5,441	4,911
Tax liabilities	475	542
Deferred tax liabilities	4,507	4,784
Total Non-current liabilities	50,306	46,068
Short-term debt and current portion of long-term debt	12,199	9,462
Current provisions	14,220	13,724
Employee benefit liabilities	583	562
Trade payables	29,684	33,008
Tax liabilities	475	1,264
Other liabilities	17,558	15,570
Other current financial liabilities	9	18
Liabilities held for sale	458	332
Total Current liabilities	75,186	73,940
Total Equity and liabilities	€ 207,607	€ 202,128